Schedule of Prepayments and Other Current Assets (Details) - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Schedule Of Prepayments And Other Current Assets
Prepaid service fees	$ 202,716	$ 1,136,769
Total	$ 202,716	$ 1,136,769